Consolidated Statements of Operations (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.00)	$ (0.01)
Earnings Per Share, Diluted	$ (0.00)	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic	273,238,664	195,264,873
Weighted Average Number of Shares Outstanding, Diluted	273,238,664	195,264,873